Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Numerators:
Income attributable to the Company	$ 262,320,000	$ 270,843,000	$ 712,636,000	$ 709,947,000
Denominators:
Weighted average number of ordinary shares outstanding	304,738,291	302,711,512	304,201,787	301,999,288
Potentially dilutive Ordinary shares	450,218	571,521	454,573	416,688
Total weighted average Ordinary shares outstanding assuming dilution	305,188,509	303,283,033	304,656,360	302,415,976
Basic income per Ordinary share	$ 0.86	$ 0.89	$ 2.34	$ 2.35
Fully diluted income per Ordinary share	$ 0.86	$ 0.89	$ 2.34	$ 2.35